Note G - Preferred and Common Stock Transactions and Reverse Split	12 Months Ended
Dec. 31, 2015
Notes
Note G - Preferred and Common Stock Transactions and Reverse Split

NOTE G – PREFERRED AND COMMON STOCK TRANSACTIONS AND REVERSE SPLIT

On April 7, 2014, the Company entered into a Debt Conversion Agreement with Endeavour relating to the conversion of indebtedness to Endeavour in the amount of $35,000.  This amount represents the related party debt payable to Endeavour as of that date.  The terms of the agreement allowed for Endeavour to convert this debt into common stock at $0.25 per share.  Endeavour converted all of such debt into shares, as a result of which the Company issued 140,000 shares to Endeavour.

On April 7, 2014, the Company entered into a Debt Conversion Agreement with Island Capital Management, LLC, a company owned and controlled by Endeavour, relating to the conversion of indebtedness to Island in the amount of $70,000.  This amount represents the related party debt payable to Island as of that date.  The terms of the agreement allowed for Island to convert this debt into common stock at $0.25 per share.  Island converted all of such debt into shares, as a result of which the Company issued 280,000 shares to Island.

On April 18, 2014, the Company issued 13,333 shares in satisfaction of those shares that have been issuable since 2008.

On June 24, 2014, the Company entered into a contract with Eclipse Group Inc. (“Eclipse”) for Eclipse to provide personnel and services to the Company in connection with the operation and monitoring of a remotely operated vehicle (“ROV”) in connection with our investigation of a suspected shipwreck located off the coast of New England. Steven Saint Amour, who serves as a member of the Company’s Board of Directors, and Joan Saint Amour are the principal shareholders and officers of Eclipse.  The contract provides that Eclipse will provide 2 people, including Mr. Saint Amour, for approximately four 12-hour days to operate and monitor the ROV, which will be provided by the Company.  The Company will issue 100,000 shares of common stock to Mr. Saint Amour, with an agreed value of $25,000, under the contract, and reimburse Eclipse in cash for its cost for the second ROV technician.  The Company will also pay Eclipse in cash its cost plus 15% for all third party costs incurred by Eclipse, and provide Mr. Saint Amour and the second technician with food and lodging during the assignment.  These shares were issued in July 2014.

On August 20, 2014, the Company sold 100,000 shares of common stock in a private placement for $.25 per share.

On September 5, 2014, the Company sold 32,000 shares of common stock in a private placement for $.25 per share.

On December 29, 2014, the Company issued 192,600 shares of common stock in exchange for services valued at an agreed upon value of $.25 per share.

On February 12, 2015, the Company entered into a Debt Conversion Agreement with Endeavour Cooperative Partners, LLC (“Endeavour”) relating to the conversion of indebtedness to Endeavour in the amount of $85,000. This amount represents the related party debt payable to Endeavour as of that date.  The terms of the agreement allowed for Endeavour to convert this debt into common stock at $0.25 per share.  Endeavour converted all of such debt into shares, as a result of which we issued 340,000 shares to Endeavour.

On February 12, 2015, the Company entered into a Debt Conversion Agreement with Micah Eldred relating to the conversion of indebtedness to Micah Eldred in the amount of $143,333. This amount represents the related party debt payable to Micah Eldred as of that date.  The terms of the agreement allowed for Micah Eldred to convert this debt into common stock at $0.25 per share.  Micah Eldred converted all of such debt into shares, as a result of which we issued 573,333 shares to Micah Eldred.

On February 12, 2015, the Company entered into a Debt Conversion Agreement with Carl & Heather Dilley relating to the conversion of indebtedness to Carl & Heather Dilley in the amount of $45,867 and $25,800 respectively. This amount represents the related party debt payable to Carl & Heather Dilley as of that date.  The terms of the agreement allowed for Carl & Heather Dilley to convert this debt into common stock at $0.25 per share.  Carl & Heather Dilley converted all of such debt into shares, as a result of which we issued 183,467 and 103,200 shares to Carl & Heather Dilley respectively.

During April 2015, the Company issued 600,000 common shares at $.25 per share to non-affiliated investors in fulfillment of stock subscriptions received.

During May 2015, the Company issued 200,000 common shares at $.25 per share to non-affiliated investors in fulfillment of stock subscriptions received.

On May 15, 2015, the Company issued 2,000,000 common shares to Eclipse Group, Inc. at $.25 per share as prepayment for certain salvage services pursuant to an agreement entered into on the same date.  Steven Saint Amour, who serves as a member of our Board of Directors, and Joan Saint Amour are the principal shareholders and officers of Eclipse.

On June 29, 2015, the Company issued 8,184 common shares at $.25 per share for services.

During July 2015, the Company issued 200,000 common shares at $.25 per share to non-affiliated investors in fulfillment of stock subscriptions received.

During August 2015, the Company issued 1,670,000 common shares at $.25 per share to non-affiliated investors in fulfillment of stock subscriptions received.

During September 2015, the Company issued 200,000 common shares at $.25 per share to non-affiliated investors in fulfillment of stock subscriptions received.

On September 30, 2015, the Company issued 167,725 common shares at $.25 per share for services.

During November 2015, the Company issued 149,600 common shares at $.25 per share for services.